SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 95.92%
Australia — 0.14%
$143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$96,034
204,302	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	203,689
		299,723
Bermuda — 0.49%
972,427	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., 7.63%, 10/15/25(a)	1,029,557

Brazil — 0.46%
1,000,000	MARB BondCo Plc, 3.95%, 1/29/31	964,200

Canada — 3.83%
1,875,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	1,995,703
1,198,000	Bombardier, Inc., 7.88%, 4/15/27(a)	1,243,639
674,000	Hudbay Minerals, Inc., 6.13%, 4/1/29(a)	717,305
1,579,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	1,645,746
595,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	597,269
730,000	New Gold, Inc., 7.50%, 7/15/27(a)	791,138
1,087,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,087,217
		8,078,017
Cayman Islands — 0.93%
1,951,674	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	1,961,432

France — 1.50%
917,000	Altice France SA, 5.13%, 7/15/29(a)	922,639
1,700,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	1,760,244
397,000(d)	Parts Europe SA, 6.50%, 7/16/25	493,237
		3,176,120
Germany — 2.12%
1,183,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,212,575
1,000,000	Commerzbank AG, 7.00%, (e),(f)	1,088,217
705,000	Vertical Holdco GmbH, 7.63%, 7/15/28(a)	764,044
100,000(d)	Wintershall Dea Finance 2 BV, Series NC5, 2.50%, (e),(f)	118,128
1,100,000(d)	Wintershall Dea Finance 2 BV, Series NC8, 3.00%, (e),(f)	1,286,385
		4,469,349
Italy — 1.55%
400,000(d)	Banca Monte dei Paschi di Siena SpA, 8.50%, 9/10/30(e)	434,793
350,000(d)	Banca Monte dei Paschi di Siena SpA, EMTN, 10.50%, 7/23/29	463,939
1,129,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	1,158,354
300,000	Intesa Sanpaolo SpA, MTN, 7.70%, (a),(e),(f)	344,536

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$500,000	Telecom Italia Capital SA, 6.38%, 11/15/33	$596,393
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(e)	264,392
		3,262,407
Korea — 0.32%
650,000	Clark Equipment Co., 5.88%, 6/1/25(a)	687,593

Luxembourg — 1.90%
423,000	Altice Financing SA, 5.00%, 1/15/28(a)	416,505
700,000	Altice Financing SA, 7.50%, 5/15/26(a)	728,910
1,412,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,568,363
680,000(g)	Cidron Aida Finco Sarl, 6.25%, 4/1/28(a)	959,004
264,000(d)	Summer BC Holdco B SARL, 5.75%, 10/31/26	327,032
		3,999,814
Netherlands — 0.81%
870,000(d)	IPD 3 BV, 5.50%, 12/1/25	1,071,421
600,000	UPC Holding BV, 5.50%, 1/15/28(a)	629,367
		1,700,788
Singapore — 0.37%
947,000	Avation Capital SA, PIK, 8.25%, 10/31/26(a)	784,826

Spain — 0.72%
1,342,000	Cirsa Finance International Sarl, 7.88%, 12/20/23(a)	1,368,194
160,000(d)	Haya Real Estate SA, 5.25%, 11/15/22	149,372
		1,517,566
United Arab Emirates — 0.25%
508,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	524,302

United Kingdom — 1.19%
870,000(d)	Pinnacle Bidco Plc, 5.50%, 2/15/25	1,056,634
680,000(g)	Stonegate Pub Co. Financing 2019 Plc, 8.25%, 7/31/25	982,724
476,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	480,899
		2,520,257
United States — 79.34%
3,169,000	Adient US LLC, 9.00%, 4/15/25(a)	3,487,310
1,249,000	Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	1,270,846
840,000	Ahead DB Holdings LLC, 6.63%, 5/1/28(a)	872,264
1,050,000	Aircastle Ltd., 5.25%, (a),(e),(f)	1,060,500
1,519,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	1,502,517
932,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	1,022,188
2,177,000	Allegheny Technologies, Inc., 7.88%, 8/15/23	2,396,321

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,850,000	Alliance Data Systems Corp., 7.00%, 1/15/26(a)	$1,979,506
1,356,683	Allison Transmission, Inc., 5.88%, 6/1/29(a)	1,490,822
520,000	Ally Financial, Inc., Series C, 4.70%, (e),(f)	528,241
600,000	Ally Financial, Inc., Series B, 4.70%, (e),(f)	621,064
1,068,000	APi Group DE, Inc., 4.13%, 7/15/29(a)	1,062,932
648,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	662,043
938,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	970,506
410,000(d)	Avis Budget Finance Plc, 4.75%, 1/30/26	495,957
1,089,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	1,147,957
655,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	711,846
596,000	Bausch Health Cos., Inc., 6.25%, 2/15/29(a)	589,474
405,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	415,930
962,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	1,029,625
760,000	Boyne USA, Inc., 4.75%, 5/15/29(a)	787,179
1,500,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	1,582,450
1,000,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	1,050,009
1,000,000	Builders FirstSource, Inc., 6.75%, 6/1/27(a)	1,073,511
629,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	641,580
516,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	547,035
662,000	Caesars Entertainment, Inc., 8.13%, 7/1/27(a)	736,699
1,000,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	1,012,696
400,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	421,500
2,671,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	2,666,604
549,000	Carvana Co., 5.88%, 10/1/28(a)	577,638
623,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	636,426
903,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	954,613
493,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	515,483
1,799,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	1,820,184
320,000	Cinemark USA, Inc., 5.88%, 3/15/26(a)	335,665
915,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	974,832
1,445,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(a)	1,575,339
1,555,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	1,544,483
937,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	1,009,831
969,000	CommScope Technologies LLC, 6.00%, 6/15/25(a)	989,874
957,000	Constellium SE, 3.75%, 4/15/29(a)	950,382
1,073,000	Coty, Inc., 5.00%, 4/15/26(a)	1,088,454
2,455,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	2,557,991
589,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	577,777
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	669,009
1,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,642,759
1,248,000	DCP Midstream Operating LP, 5.63%, 7/15/27	1,421,961

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,881,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	$2,026,553
2,045,000	DISH DBS Corp., 5.13%, 6/1/29(a)	2,021,262
645,000	DISH DBS Corp., 7.38%, 7/1/28	694,321
1,224,000	Encompass Health Corp., 4.50%, 2/1/28	1,269,902
811,000	Everi Holdings, Inc., 5.00%, 7/15/29(a)	811,000
1,159,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp., 5.38%, 4/1/26(a)	1,149,146
1,030,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp., 5.88%, 4/1/29(a)	1,017,672
1,975,000	Ford Motor Co., 9.00%, 4/22/25	2,433,687
1,269,000	Ford Motor Credit Co. LLC, 4.13%, 8/17/27	1,346,866
957,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,053,619
2,000,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,019,129
1,500,000	Foundation Building Materials, Inc., 6.00%, 3/1/29(a)	1,486,651
1,218,750	Freedom Mortgage Corp., 6.63%, 1/15/27(a)	1,226,328
515,000	Gap, Inc. (The), 8.63%, 5/15/25(a)	564,794
1,642,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	1,783,631
447,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	479,516
953,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,011,179
1,471,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	1,599,934
1,710,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	1,756,490
744,000	Gray Television, Inc., 4.75%, 10/15/30(a)	740,863
1,262,000	Gray Television, Inc., 7.00%, 5/15/27(a)	1,370,221
1,034,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29(a)	1,067,479
896,000	Griffon Corp., 5.75%, 3/1/28	951,271
1,554,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	1,589,000
2,060,000	HCA, Inc., 5.88%, 5/1/23	2,235,684
231,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	243,599
403,000	Interface, Inc., 5.50%, 12/1/28(a)	422,063
600,000	International Game Technology Plc, 4.13%, 4/15/26(a)	624,000
826,000	International Game Technology Plc, 5.25%, 1/15/29(a)	885,761
1,021,000	IRB Holding Corp., 7.00%, 6/15/25(a)	1,102,155
474,000	Iron Mountain, Inc., 5.63%, 7/15/32(a)	509,895
2,109,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,148,681
1,233,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	1,257,526
1,438,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,448,896
1,646,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,773,894
590,000	LD Holdings Group LLC, 6.13%, 4/1/28(a)	587,580
832,000	LD Holdings Group LLC, 6.50%, 11/1/25(a)	851,260
1,052,000	Level 3 Financing, Inc., 3.75%, 7/15/29(a)	1,023,068
502,000	Life Time, Inc., 5.75%, 1/15/26(a)	520,373
646,000	Life Time, Inc., 8.00%, 4/15/26(a)	690,232
380,000	Lithia Motors, Inc., 3.88%, 6/1/29(a)	393,589
553,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	592,377
744,000	LogMeIn, Inc., 5.50%, 9/1/27(a)	771,273
1,800,000	Lumen Technologies, Inc., Series W, 6.75%, 12/1/23	1,995,388

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$270,000	Madison IAQ LLC, 5.88%, 6/30/29(a)	$274,713
1,008,000	Magic Mergeco, Inc., 5.25%, 5/1/28(a)	1,034,982
1,017,000	Magic Mergeco, Inc., 7.88%, 5/1/29(a)	1,047,904
1,721,000	Matthews International Corp., 5.25%, 12/1/25(a)	1,775,476
1,551,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	1,527,079
946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	1,010,883
732,000	Midcap Financial Issuer Trust, 6.50%, 5/1/28(a)	765,962
379,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	383,099
351,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	364,195
2,029,000	Netflix, Inc., 5.50%, 2/15/22	2,087,223
1,374,000	New Fortress Energy, Inc., 6.50%, 9/30/26(a)	1,400,557
582,000	Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	618,845
1,817,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28(a)	1,817,396
1,250,000	Novelis Corp., 5.88%, 9/30/26(a)	1,301,422
796,000	NuStar Logistics LP, 5.75%, 10/1/25	868,568
839,000	NuStar Logistics LP, 6.38%, 10/1/30	926,821
917,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	944,602
908,000	Park River Holdings, Inc., 5.63%, 2/1/29(a)	883,770
1,127,000	Pike Corp., 5.50%, 9/1/28(a)	1,171,610
815,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	853,496
1,094,080	PowerTeam Services LLC, 9.03%, 12/4/25(a)	1,203,507
1,849,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	1,793,756
726,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	762,560
951,000	Rayonier AM Products, Inc., 5.50%, 6/1/24(a)	914,589
902,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	940,429
390,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(a)	407,744
578,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25(a)	627,089
1,292,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	1,434,851
1,721,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	1,853,819
722,000	Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	745,760
976,000	SBA Communications Corp., 3.13%, 2/1/29(a)	942,565
691,000	Scientific Games International, Inc., 5.00%, 10/15/25(a)	713,278
678,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	740,768
837,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	898,838
1,332,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	1,310,006
1,047,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	1,078,709
1,510,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	1,558,193
489,000	Sirius XM Radio, Inc., 4.63%, 7/15/24(a)	502,125
212,000	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)	218,469

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$2,844,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	$2,981,946
2,000,000	Sprint Communications, Inc., 11.50%, 11/15/21	2,074,212
1,825,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	1,934,183
1,300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(a)	1,329,656
1,272,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,293,276
625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31(a)	676,449
1,630,000	TEGNA, Inc., 5.00%, 9/15/29	1,706,325
1,889,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	2,010,010
1,832,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	1,978,359
703,000	TransDigm, Inc., 5.50%, 11/15/27	733,593
542,000	TransDigm, Inc., 6.25%, 3/15/26(a)	571,706
612,000	TripAdvisor, Inc., 7.00%, 7/15/25(a)	659,451
570,000	Triumph Group, Inc., 6.25%, 9/15/24(a)	578,736
1,371,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,485,516
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	471,033
1,011,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,078,512
800,000	Yum! Brands, Inc., 7.75%, 4/1/25(a)	872,116
		167,368,358
Total Corporate Bonds		202,344,309
(Cost $196,684,349)

Shares
Common Stocks — 0.07%
Australia — 0.01%
70,137	Quintis Ltd.*,(b),(c)	17,534

United Kingdom — 0.00%
12,023	AVTCAP WARR*,(b),(c)	2

United States — 0.06%
12,785	Vertellus Escrow U.S.*,(b),(c)	2,250
1,445	Voyager Aviation Holdings LLC*	122,825
241	Voyager Aviation Holdings LLC*	0
12,785	W R Grace & Co.*,(b),(c)	1,125
		126,200
Total Common Stocks		143,736
(Cost $2)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	$0

Total Rights/Warrants		0
(Cost $0)
Investment Company — 7.91%
16,680,548	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	16,680,548
Total Investment Company		16,680,548
(Cost $16,680,548)
Total Investments		$219,168,593
(Cost $213,364,899) — 103.90%
Liabilities in excess of other assets — (3.90)%		(8,220,957)
NET ASSETS — 100.00%		$210,947,636

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Principal amount denoted in Euros.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(f)	Perpetual security with no stated maturity date.
(g)	Principal amount denoted in British Pounds.
(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Foreign currency exchange contracts as of June 30, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	925,000	USD	1,279,241	Citibank N.A.	8/18/21	$464
USD	6,106,881	EUR	5,074,000	Citibank N.A.	8/18/21	84,409
USD	609,204	EUR	500,000	Citibank N.A.	8/18/21	15,740
USD	3,132,794	GBP	2,250,000	Citibank N.A.	8/18/21	19,998
						$120,611

EUR	400,000	USD	476,363	Citibank N.A.	8/18/21	$(1,591)

Total						$119,020
Financial futures contracts as of June 30, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	5	September 2021	$(5,775)	EUR	$1,023,362	Citigroup Global Markets Inc.
10 Year U.S. Ultra Treasury Bond	78	September 2021	(135,923)	USD	11,481,844	Citigroup Global Markets Inc.
5 Year Euro-Bobl	6	September 2021	(789)	EUR	954,410	Citigroup Global Markets, Inc.
Total			$(142,487)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
MTN - Medium Term Note
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer, Cyclical	25.46%
Communications	19.49%
Consumer, Non-cyclical	14.38%
Industrial	11.06%
Financial	9.67%
Basic Materials	7.09%
Energy	6.11%
Technology	1.44%
Utilities	1.29%
Other*	4.01%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.